OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
OPERATING SEGMENTS
OPERATING SEGMENTS

Operating results of operating segments are reviewed by our chief operating decision maker ("CODM") to make decisions about resources to be allocated to the segments and to assess their performance. We consider each individual operating mine site as a reportable operating segment for financial reporting purposes. In addition, exploration and evaluation projects have been aggregated into a single reportable segment as they all have similar characteristics and do not exceed the quantitative thresholds for individual disclosure.

The following is a summary of the reported amounts of income from mine operations, operating income (loss), income (loss) before income taxes and the carrying amounts of assets and liabilities by operating segment:

Year ended and at December 31, 2019	Marigold mine	Seabee Gold Operation	Puna Operations (1)	Exploration, evaluation and development properties	Other reconciling items (2)	Total
Revenue	$315,320	$146,141	$145,389	$—	$—	$606,850
Production costs	(183,782)	(48,470)	(97,558)	—	—	(329,810)
Depletion and depreciation	(52,291)	(36,368)	(17,498)	—	—	(106,157)
Cost of sales	(236,073)	(84,838)	(115,056)	—	—	(435,967)
Income from mine operations	79,247	61,303	30,333	—	—	170,883

Exploration, evaluation and reclamation expenses	(4,139)	(8,511)	(818)	(3,501)	(647)	(17,616)
Operating income (loss)	73,829	52,371	27,578	(3,549)	(27,891)	122,338
Income (loss) before income tax	58,269	40,851	12,652	(2,937)	(22,706)	86,129

Total assets	$524,113	$484,750	$270,633	$115,191	$355,420	$1,750,107
Non-current assets	249,962	310,578	155,049	114,327	20,529	850,445
Total liabilities	(119,413)	(97,131)	(70,676)	(6,216)	(322,717)	(616,153)

24.	OPERATING SEGMENTS (continued)

Year ended and at December 31, 2018	Marigold mine	Seabee Gold Operation	Puna Operations	Exploration, evaluation and development properties	Other reconciling items (1)	Total
Revenue	$250,341	$115,655	$54,679	$—	$—	$420,675
Production costs	(143,380)	(46,054)	(55,677)	—	—	(245,111)
Depletion and depreciation	(56,748)	(38,818)	(3,153)	—	—	(98,719)
Cost of sales	(200,128)	(84,872)	(58,830)	—	—	(343,830)
Income (loss) from mine operations	50,213	30,783	(4,151)	—	—	76,845

Exploration, evaluation and reclamation expenses	(769)	(7,703)	919	(2,857)	(3,599)	(14,009)
Operating income (loss)	43,399	20,657	(8,457)	(2,801)	(22,903)	29,895
Income (loss) before income tax	26,239	20,204	(9,066)	(2,751)	(26,536)	8,090

Total assets	$478,187	$448,891	$185,298	$71,830	$336,932	$1,521,138
Non-current assets	235,242	321,802	121,890	69,263	39,822	788,019
Total liabilities	(79,210)	(93,017)	(62,243)	(6,330)	(274,362)	(515,162)

(1)	Other reconciling items refer to items that are not reported as part of segment performance as they are managed on a corporate basis.

Impairment assessment - Puna Operations
At December 31, 2019, we performed an assessment of our Puna Operations to identify any potential indicators of impairment. We determined that there was an indicator of potential impairment on the $141.9 million carrying value of Puna Operations, which resulted in us assessing the recoverable amount of the CGU. The recoverable amount of Puna Operations CGU was determined to be the FVLCTD, which is based upon the estimated future after-tax cash flows of the CGU. The cash flows were determined based on cash flow projections over the projection period of 2020 to 2026, which incorporate our estimates of metal prices, production based on current estimates of recoverable Mineral Reserves and future operating costs and capital expenditures. We used a long-term silver price of $17.81 per ounce in the cash flow projections, based on market consensus forecasts. Projected cash flows under the FVLCTD model are after-tax and discounted at 9.3% using an estimated weighted average cost of capital of a market participant adjusted for project and country specific risks. We concluded that the FVLCTD exceeded the carrying value of Puna Operations CGU and therefore, no impairment was required. Additionally, we performed a sensitivity analysis over the inputs determined to be most sensitive within the FVLCTD model. The average silver price would have had to decrease by more than approximately 15.0% for Puna Operations to be impaired.

24.	OPERATING SEGMENTS (continued)

Revenue by metal
Our Marigold mine and Seabee Gold Operation produce gold in doré form. Doré is unrefined gold bullion bars usually consisting of in excess of 90% gold that is refined to pure gold bullion prior to sale to our customers, which are typically bullion banks.
Puna Operations produces silver/lead and zinc concentrates, which are sold to smelters or traders for further refining. During 2019, one customer accounted for 42% (2018 - 51%) of our concentrate revenue.
The following table provides a summary of revenue by metal:

Years ended December 31	2019	2018
Gold	76%	87%
Silver	19%	12%
Lead	3%	—%
Zinc	2%	1%
	100%	100%

Non-current assets
The following table provides a summary of non-current assets, excluding financial instruments and deferred income taxes, by location:

At December 31	2019	2018
Canada	$326,272	$357,783
United States	285,686	236,054
Argentina	154,986	113,534
Mexico	67,160	66,749
Other	607	575
	$834,711	$774,695